Consolidated Statements of Cash Flows - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Operating Activities
Net income	$ 433	$ 316
Depreciation and amortization	247	246
Deferred income tax expense	80	59
Write-downs	0	7
Income from equity investments	(52)	(49)
Distributions received from operating activities of equity investments	74	70
Unrealized (gains) losses on financial instruments	(36)	6
Non-cash foreign exchange	(1)	(69)
Other	7	5
Increase in operating working capital	(35)	(62)
Net Cash Provided by Operating Activities	717	529
Investing Activities
Capital expenditures	(178)	(122)
Keystone XL contractual recoveries	3	5
Proceeds from sales of assets, net of transaction costs	0	38
Deferred amounts and other	0	(1)
Net Cash Used in Investing Activities	(175)	(80)
Financing Activities
Senior unsecured debt issued, net of issue costs	0	3,448
Junior subordinated debt issued, net of issue costs	0	1,087
Long-term debt repaid to affiliates of Former Parent	0	(4,722)
Exercised stock options	5	9
Dividends paid	(416)	0
Former Parent's net investment distributions, net	0	(121)
Other	0	(8)
Net Cash Used in Financing Activities	(411)	(307)
Effect of foreign exchange rate changes on cash and cash equivalents	21	(7)
Increase in Cash and Cash Equivalents	152	135
Cash and Cash Equivalents, Beginning of Year	397	262
Cash and Cash Equivalents, End of Year	549	397
Supplementary Cash Flow Information
Cash income taxes paid	38	49
Cash interest paid	342	0
Capital expenditures non-cash accruals	$ 29	$ 19